Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Summary of Accounting Classification and Fair Values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)

June 30, 2022
Financial assets
Debt investments		774	—	774	766	8	—	774
Equity investments		492	—	492	307	—	185	492
Time deposits		—	4,082	4,082	—	—	—	—
Trade and other receivables		—	303	303	—	—	—	—
Other assets		—	186	186	—	—	—	—
Cash and cash equivalents	6	—	2,793	2,793	—	—	—	—

Total		1,266	7,364	8,630	1,073	8	185	1,266

Financial liabilities
Term loan		—	(1,839)	(1,839)	—	—	—	—
Warrant liabilities		(11)	—	(11)	(11)	—	—	(11)
Bank loans		—	(147)	(147)	—	—	—	—
Trade payables and other liabilities		(100)	(721)	(821)	—	—	(100)	(100)

Total		(111)	(2,707)	(2,818)	(11)	—	(100)	(111)

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)

December 31, 2021
Financial assets
Debt investments		685	—	685	594	91	—	685
Equity investments		618	—	618	457	—	161	618
Time deposits		—	3,178	3,178	—	—	—	—
Trade and other receivables		—	255	255	—	—	—	—
Other assets		—	172	172	—	—	—	—
Cash and cash equivalents	6	—	4,991	4,991	—	—	—	—

Total		1,303	8,596	9,899	1,051	91	161	1,303

Financial liabilities
Term loans		—	(1,914)	(1,914)	—	—	—	—
Warrant liabilities		(54)	—	(54)	(21)	—	(33)	(54)
Bank loans		—	(138)	(138)	—	—	—	—
Trade payables and other liabilities		(9)	(771)	(780)	—	—	(9)	(9)

Total		(63)	(2,823)	(2,886)	(21)	—	(42)	(63)

Summary of Reconciliation from the Opening Balances to the Ending Balances
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity investments	Other liabilities	Total
	$	$	$
(in $ millions)

At January 1, 2021	143	—	143
Net change in fair value (unrealized)	21	—	21
At June 30, 2021	164	—	164

At January 1, 2022	161	(42)	119
Put liability arising from business combination	—	(91)	(91)
Net change in fair value (unrealized)	(6)	—	(6)
Net purchases/ (issuances)	30	—	30
Transfer between Level 3 and Level 1	—	33	33

At June 30, 2022	185	(100)	85